Segment Reporting	12 Months Ended
Dec. 31, 2021
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Segment Reporting
NOTE 4 – SEGMENT REPORTING
The Company operates in one operating segment. For the purpose of segment reporting, the Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker. The determination of the Company’s operating segment is based on its organization structure and how the information is reported to the CEO on a regular basis.
The Company’s revenue by location of the ultimate customer or consumer of product solution are as follows:

	Year ended December 31,

	2021	2020	2019

Canada	$10,733,922	$13,832,691	$10,889,542

United States	6,564,271	5,691,202	7,450,707

Japan	5,849,967	6,446,939	–

Australia	993,933	152,301	–

Other	1,454,879	805,306	–

Total revenue	$25,596,972	$26,928,439	$18,340,249
The table below presents significant customers who accounted for greater than 10% of total revenues.

For the years ended December 31,	2021	2020	2019

Customer A	Less than 10%	14%	n/a

Customer B	Less than 10%	13%	11%

Customer C	11%	Less than 10%	20%

Customer D	11%	Less than 10%	n/a
The Company’s non-current assets by country are as follows:

	December 31, 2021	December 31, 2020

Canada	$30,812,581	$37,966,772

Australia	10,372,410	11,731,960

United States	9,014,016	12,424,844

Total non-current assets	$50,199,007	$62,123,576